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                                    INVESTORS
                                      VALUE
                                     BUILDER
                                      FUND




                                  ANNUAL REPORT
                                 MARCH 31, 1997





REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

* Your Fund achieved excellent performance results for the 1-, 2- and 3-year time periods ended March 31, 1997, comparing favorably against other balanced funds.

* The Fund's asset mix emphasized long-term holdings with stocks and bonds representing more than 90% of the portfolio. New and existing shareholders purchased $76 million in Fund shares over the past 12 months.

* The investment environment was generally positive for stocks and bonds during the past year due to low inflation and interest rates, continued corporate profitability and strong money flows into equity investments. If uncertainty concerning any of these factors generates additional volatility in the investment markets, we would view this as an opportunity to purchase securities at a much larger discount to intrinsic value.

* The success of the Fund's investments will be determined by the ability of company managements to run their businesses well and focus on profitability and returns on invested capital. As managers of your Fund, we devote a meaningful portion of our research effort to evaluating managements' interests in creating value for their shareholders.

FUND PERFORMANCE
--------------------------------------------------------------------------------

Growth of a $10,000 Investment in Class A Shares*
June 15, 1992-March 31, 1997




                  [Graph appears here--see plot points below]


                                10,000        6/92
                                10,776       12/92
                                11,526        6/93
                                12,043       12/93
                                11,666        6/94
                                11,998       12/94
                                14,076        6/95
                                15,927       12/95
                                17,217        6/96
                                19,851       12/96
                                20,038        3/97

$10,000 invested in the Value Builder Fund Class A Shares at inception on June 15, 1992 was worth $20,038 on March 31, 1997.

Total Return Performance*

                           Class A       Class B       Class D   Institutional
  Periods ended 3/31/97    Shares        Shares        Shares**     Shares
--------------------------------------------------------------------------------
  1 Year                   19.9%         19.0%         19.5%        20.2%
 ................................................................................
  3 Years (Cumulative)     70.8%           --          69.0%          --
 ................................................................................
  Since Inception          6/15/92       1/3/95        11/9/92      11/2/95
                           -------       ------        -------      -------
  (Cumulative)            100.4%         64.0%         88.5%        30.7%
 ................................................................................


 * These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. If the sales charge were reflected, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the Fund's prospectus. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 6.

** The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

     We are pleased to report on the progress of your Fund for the year ended March 31, 1997.

Performance Update

     The Value Builder Fund had an excellent year with a gain of 19.9% for the Class A Shares. The Fund's strong equity performance was due primarily to the earnings gains of the portfolio companies and the management focus that helped to create these gains. Many of the Fund's bond positions did very well, posting double-digit returns even though interest rates were essentially flat year over year.

     We are especially pleased to report that the Fund's performance continues to place it in the very top tier of Lipper Analytical's Balanced Funds category, with rankings of 4th out of 294 funds, 1st out of 249 funds and 1st out of 177 funds for the 1-, 2-, and 3-year periods ended March 31, 1997, respectively.(1) In addition, the Fund has received an "A" rating in The Wall Street Journal for the 1- and 3-year periods ended March 31, 1997.(2)

     Illustrated in the chart on page 1 is the growth of a $10,000 investment in the Fund's Class A Shares since inception. A full summary of investment returns for the Fund is also provided on page 1.

Asset Mix

     During the past year, we have maintained the Fund's long-term focus with more than 90% of the assets in stocks and bonds and less than 10% in short-term investments. The pie charts on page 3 reflect the current asset mix as well as the asset mix a year ago. The slight increase in the short-term investments category over the past year is primarily due to the purchase of Value Builder shares by new and existing shareholders. These purchases totaled more than $76 million, and of that amount almost $50 million has been invested in stocks and bonds. As we have said in the past, we very much appreciate this expression of confidence and will certainly make every effort to see that it is well-deserved. The Fund's total net assets were $345.4 million at March 31, 1997.

------------
(1) The Lipper rankings are based on performance for the periods ended March 31, 1997 relative to other funds in the category. Performance figures used in these rankings exclude the impact of any sales charge.
(2) Funds are categorized by The Wall Street Journal based on classifications by Lipper and are ranked by total return performance relative to other funds in their respective categories. This ranking indicates that the Fund's 1- and 3-year total returns placed in the top 20% of 487 and 332 funds, respectively, in the Blended Funds category.

--------------------------------------------------------------------------------

                                   Asset Mix

           3/31/96                                            3/31/97


  [PIE CHART APPEARS HERE                            [PIE CHART APPEARS HERE
   SEE PERCENTAGES BELOW]                             SEE PERCENTAGES BELOW]

Short-term Investments.... 3.6%                  Short-term Investments.... 7.9%
Fixed-Income..............25.5%                  Fixed-Income..............28.1%
Common Stocks and                                Common Stocks and
  Convertibles............70.9%                    Convertibles............64.0%


Investment Environment

     The past year has been a very good one for the investment markets. Inflation, interest rates, corporate profitability and money flows have all contributed to the positive environment for stocks and bonds. In recent weeks, prompted by a strong economy, concerns of rising inflation and a fear of "irrational exuberance" in the financial markets (as Federal Reserve Board Chairman Alan Greenspan put it), the Federal Reserve raised the Federal Funds rate by one-quarter of a percent in March. This base rate increase and concern over further Fed action have given some hesitation to both the bond and stock markets. If this uncertainty creates any additional volatility in investment markets in coming months, we will view it, as we always have, as an opportunity to improve the overall prospects for the Fund's portfolio.

     March and April bring a flood of annual reports to our offices. Reading the reports of the companies we own or consider owning, it is clear that we are investing in businesses with long-run prospects rather than slips of paper whose price changes present daily trading opportunities. Over the long term, our success for you will be chiefly determined by the business performance of the companies we have selected. Relying on annual reports as key input, we focus on the profit opportunities of the businesses, the skill and motivation of the managements and the long-run value of the enterprises. The skill and motivation of management is perhaps, more than any other ingredient, the key to the investment success puzzle. History has clearly shown that the ultimate determination of long-term value creation for any company is not so much the businesses it owns but the way management runs them. Understandably, we devote an enormous amount of time assessing the managements of the companies we own.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Portfolio Developments

     In past shareholder reports we have stated quite clearly that we intend to periodically make candid reports to you highlighting our successes and our failures. In many respects such a "scorecard" allows shareholders the opportunity to see just how well we have executed our game plan of buying good value.

     Listed below are our five largest holdings with costs and market values, as well as the percent changes, over the past 12 months.

Five Largest Holdings
--------------------------------------------------------------------------------
                                        Market Value       Performance
                              Cost      as of 3/31/97    3/31/96-3/31/97
 ................................................................................
  Conseco                 $ 5,940,050   $17,664,941           96.9%
 ................................................................................
  McDonnell Douglas       $ 2,346,273   $ 7,320,000           33.2%
 ................................................................................
  Johnson & Johnson       $ 2,336,865   $ 6,027,750           14.6%
 ................................................................................
  J.C. Penney*            $ 2,389,026   $ 5,937,123           23.8%
 ................................................................................
  IBM                     $ 2,754,703   $ 5,907,125           23.4%
 ................................................................................
    Total                 $15,766,917   $42,856,939
--------------------------------------------------------------------------------

------------
* Represents acquisition of Eckerd Corp. by J.C. Penney during the fiscal year.


     The success of these investments was the result of two primary factors: price and management. For the "price" part of the equation, all of the above holdings were purchased when their shares were depressed due to temporary disfavor on Wall Street. Such disfavor often allows the purchase of shares at a much larger discount to intrinsic value than might otherwise be possible. The second part of the equation was "management." In each case, management had proven themselves to be quite capable of running the business as if they were owners (which they are), with a clear focus on profitability and returns on invested capital.

     In an effort to complete the scorecard we have also provided a list of the biggest gainers in the portfolio over the past 12 months (see chart on page 5).

     Hopefully, this scorecard reinforces what we have emphasized in previous letters about buying "good value" and allowing sufficient time for such value to be recognized in the investment marketplace.

--------------------------------------------------------------------------------

Best Performers (3/31/96-3/31/97)

  Security               Percent Change
 ..............................................
  Conseco                      96.9%
  Autodesk(1)                  57.0%
  ITT Hartford                 47.2%
  Travelers                    45.5%
  Conrail(2)                   43.9%
  America Online(1)            43.4%
  Burlington Resources(2)      41.3%
  MBNA                         41.1%
  Times Mirror                 38.7%
  Bristol-Myers                37.9%
 ..............................................



Worst Performers (3/31/96-3/31/97)

  Security               Percent Change
 ..............................................
  Hercules                      -31.9%
  Unicom                        -27.8%
  LodgeNet                      -19.2%
 ..............................................

---------
(1) Added mid-period.
(2) Sold mid-period.


     As much as we would like to have nothing but successes, we know from experience this will simply not happen (even golfer Tiger Woods had seven bogeys on his way to a record-setting Masters victory). During the past year we had several meaningful losers (see chart below).

     In the case of Hercules and LodgeNet, we see no fundamental reason why the shares will not eventually contribute to the portfolio's success, and we may even add to the positions. As far as Unicom is concerned, we are not so sure. It appears the business fundamentals may have been worse than we believed or management is less capable than we thought; or perhaps both. Whatever the case, you can expect us to find an alternative investment for these funds in coming months.

Reminders

     In our annual report to shareholders, we like to remind you that while we are advisors of your Fund we prefer to think of ourselves as your partners. We say this because we are all meaningful shareholders of the Fund just like you, and we do not intend to do anything with your money that we would not do with our own.

     We look forward to the challenge of increasing the Fund's value in the coming years, and we hope you share our enthusiasm and long-term perspective.

Respectfully submitted,


/s/ Hobart C. Buppert, II                   /s/ J. Dorsey Brown, III
-------------------------                   ------------------------
Hobart C. Buppert, II                       J. Dorsey Brown, III
President                                   Executive Vice President

April 25, 1997

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on June 15, 1992 through the most recent fiscal year-end and reflects the impact of the Fund's total expenses and the currently effective 4.50% maximum sales charge for the Fund's Class A Shares. The graph reflects a 3.00% contingent deferred sales charge for the Fund's Class B Shares, which is the applicable sales charge for the represented time period, and a 1.50% maximum sales charge for the Fund's Class DShares. The Class DShares' 1.00% maximum contingent deferred sales charge is not reflected in the graph since it is not applicable to shares held for more than four years, which is the represented time period.

     While the following charts are required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SECtotal return figures differ from those we reported because the time periods may be different and because the SECcalculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares, 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares and 1.50% maximum sales charge for the Fund's Class D Shares. In addition, the SECtotal return calculation for the Class D Shares reflects the impact of a 1.00% maximum contingent deferred sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Change in Value of a $10,000 Investment in Class A Shares*
June 15, 1992-March 31, 1997


                  [Graph appears here--see plot points below]


                          Flag Investors                        91-Day
                          Value Builder       S&P 500       U.S. Treasury
                              Fund           Composite           Bill
                          ------------        -------        ------------
            6/92              9,550           10,000            10,000
           12/92             10,291           10,849            10,178
            6/93             11,007           11,363            10,335
           12/93             11,501           11,939            10,500
            6/94             11,141           11,523            10,681
           12/94             11,458           12,092            10,936
            6/95             13,442           14,521            11,263
           12/95             15,210           16,631            11,588
            6/96             16,442           18,301            11,881
           12/96             18,957           20,455            12,202
            3/97             19,136           21,001            12,358



Average Annual Total Return*

  Periods Ended 3/31/97     1 Year           5 Years       Since Inception**
--------------------------------------------------------------------------------
  Class A Shares            14.51%             --               14.50%
 ................................................................................


 * These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results. The indices listed above are unmanaged and are widely recognized as indicators of the performance in their respective sectors. The S&P 500 Composite is an indicator of general market performance and the 91-Day U.S. Treasury Bill is a measure of short-term bond market performance.
**   June 15, 1992.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Class B Shares*
January 3, 1995-March 31, 1997



                  [Graph appears here--see plot points below]

                       Flag Investors                       91-Day
                       Value Builder       S&P 500      U.S. Treasury
                            Fund          Composite          Bill
                       ------------        -------      -------------

              1/95         10,000          10,000           10,000
              3/95         10,781          10,692           10,099
              6/95         11,686          11,697           10,251
              9/95         12,645          12,640           10,397
             12/95         13,160          13,397           10,550
              3/96         13,788          14,119           10,680
              6/96         14,179          14,743           10,817
              9/96         14,478          15,205           10,967
             12/96         16,280          16,477           11,110
              3/97         16,104          16,917           11,252



Average Annual Total Return*


  Periods Ended 3/31/97           1 Year       5 Years   Since Inception**
--------------------------------------------------------------------------------
  Class B Shares                  16.08%         --           23.35%
 ................................................................................


 * These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results.
**   January 3, 1995.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Change in Value of a $10,000 Investment in Class D Shares*
November 9, 1992-March 31, 1997



                  [Graph appears here--see plot points below]



                         Flag Investors                        91-Day
                         Value Builder       S&P 500        U.S Treasury
                             Fund           Composite           Bill
                         ------------       ---------       ------------

             11/92            9,850          10,000             10,000
             12/92           10,134          10,127             10,031
              6/93           10,819          10,607             10,186
             12/93           11,285          11,145             10,349
              6/94           10,913          10,756             10,527
             12/94           11,203          11,287             10,779
              6/95           13,122          13,555             11,101
             12/95           14,820          15,524             11,420
              6/96           15,999          17,083             11,710
             12/96           18,413          19,094             12,026
              3/97           18,565          19,604             12,179


Average Annual Total Return*

  Periods Ended 3/31/97          1 Year        5 Years   Since Inception**
--------------------------------------------------------------------------------
  Class D Shares                 17.05%          --           14.99%
 ................................................................................


 * These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results.

**   November 9, 1992.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Additional Performance Information (concluded)

Change in Value of a $10,000 Investment in Institutional Shares*
November 2, 1995-March 31, 1997



                  [Graph appears here--see plot points below]

                         Flag Investors                         91-Day
                         Value Builder       S&P 500        U.S. Treasury
                             Fund           Composite            Bill
                         ------------       ---------        ------------
            11/95           10,000           10,000             10,000
            12/95           10,349           10,193             10,055
             3/96           10,871           10,742             10,178
             6/96           11,205           11,217             10,309
             9/96           11,783           11,568             10,452
            12/96           12,935           12,537             10,588
             3/97           13,071           12,872             10,723


Average Annual Total Return*


Periods Ended 3/31/97       1 Year         5 Years          Since Inception**
--------------------------------------------------------------------------------
Institutional Shares        20.24%            --                 20.90%
 ................................................................................

 * These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results.

**   November 2, 1995.


10


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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1997


                                                                  Market Value
  Shares                                                            (Note 1)
--------------------------------------------------------------------------------
 COMMON STOCKS: 60.0%
 Banking: 3.3%
     35,000      Citicorp                                         $ 3,788,750
    100,000      KeyCorp                                            4,875,000
     10,000      Wells Fargo & Company                              2,841,250
                                                                  -----------
                                                                   11,505,000
                                                                  -----------
 Basic Industry: 3.8%
     70,077      Agrium, Inc.                                         893,482
     20,000      Georgia-Pacific Corp.                              1,450,000
     30,000      Hercules, Inc.                                     1,267,500
     32,232      Martin Marietta Materials, Inc.                      829,974
    140,000      Monsanto Co.                                       5,355,000
     44,654      Potash Corp. of Saskatchewan                       3,393,766
                                                                  -----------
                                                                   13,189,722
                                                                  -----------
 Business Services: 1.7%

     81,900      First Data Corp.                                   2,774,363
    151,100      SEI Corp.                                          3,173,100
                                                                  -----------
                                                                    5,947,463
                                                                  -----------
Capital Goods: 1.2%
     36,000      Eaton Corp.                                        2,551,500
    110,300      Westinghouse Air Brake Co.                         1,433,900
                                                                  -----------
                                                                    3,985,400
                                                                  -----------
Consumer Durables/Non-Durables: 5.1%
    140,000      Blyth Industries, Inc.*                            5,057,500
     33,500      Eastman Kodak Co.                                  2,541,812
    110,000      Ford Motor Company                                 3,451,250
     50,000      Liz Claiborne, Inc.                                2,181,250
     37,200      Philip Morris Cos., Inc.                           4,245,450
                                                                  -----------
                                                                   17,477,262
                                                                  -----------
Consumer Services: 3.5%
     92,000      America Online, Inc.*                              3,898,500
    124,875      CUC International, Inc.*                           2,809,688
     30,000      Gannett Co.                                        2,576,250
     50,000      Times Mirror Co. Class A                           2,731,250
                                                                  -----------
                                                                   12,015,688
                                                                  -----------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997


                                                                  Market Value
  Shares                                                            (Note 1)
--------------------------------------------------------------------------------
 COMMON STOCKS (continued)
 Defense/Aerospace: 2.9%
     31,171      Lockheed Martin Corp.                            $ 2,618,364
    120,000      McDonnell Douglas Corp.                            7,320,000
                                                                  -----------
                                                                    9,938,364
                                                                  -----------
 Electric Utilities: 0.6%
    100,000      Unicom Corp.                                       1,950,000
                                                                  -----------
 Energy: 0.6%
     71,600      MAPCO, Inc.                                        2,219,600
                                                                  -----------
 Entertainment: 0.9%
    300,000      LodgeNet Entertainment Corp.*                      3,150,000
                                                                  -----------
 Financial Services: 6.0%
     83,500      American Express Co.                               4,999,562
     87,500      Countrywide Credit Industries, Inc.                2,165,625
    172,000      Federal Home Loan Mortgage Corp.                   4,687,000
    118,125      MBNA Corp.                                         3,292,734
    114,000      Travelers Group, Inc.                              5,457,750
                                                                  -----------
                                                                   20,602,671
                                                                  -----------
 Health Care: 5.7%
     50,000      Amgen, Inc.*                                       2,793,750
     40,000      Baxter International, Inc.                         1,725,000
     38,000      Bristol-Myers Squibb                               2,242,000
     54,434      Eli Lilly & Co.                                    4,477,196
    114,000      Johnson & Johnson                                  6,027,750
     60,000      Mallinckrodt Group                                 2,467,500
                                                                  -----------
                                                                   19,733,196
                                                                  -----------
 Hotels/Gaming: 1.8%
    200,000      Harrah's Entertainment, Inc.*                      3,425,000
     40,000      Hilton Hotels Corp.                                  970,000
     32,500      ITT Corp.*                                         1,913,438
                                                                  -----------
                                                                    6,308,438
                                                                  -----------
 Housing: 1.8%
    200,000      Champion Enterprises, Inc.*                        2,975,000
    108,000      USG Corp.*                                         3,388,500
                                                                  -----------
                                                                    6,363,500

                                                                  -----------


12


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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------



                                                                  Market Value
  Shares                                                            (Note 1)
--------------------------------------------------------------------------------
 COMMON STOCKS (concluded)
 Insurance: 8.8%
    495,858      Conseco, Inc.                                   $ 17,664,941
     80,000      EXEL Limited                                       3,380,000
    135,000      GCR Holding Limited                                3,088,125
     32,500      ITT Hartford Group, Inc.                           2,344,063
     80,000      Mid Ocean Ltd.                                     3,820,000
                                                                  -----------
                                                                   30,297,129
                                                                  -----------
 Multi-Industry: 2.5%
     42,500      ITT Industries, Inc.                                 950,937
     33,400      Loews Corp.                                        2,968,425
     64,000      United Technologies Corp.                          4,816,000
                                                                  -----------
                                                                    8,735,362
                                                                  -----------
 Real Estate: 2.5%
     60,200      General Growth Properties, Inc.                    1,911,350
    324,136      Host Marriott Corp.*                               5,510,312
     35,000      National Health Investors, Inc.                    1,299,375
                                                                  -----------
                                                                    8,721,037
                                                                  -----------
 Retail: 3.4%
    124,664      J.C. Penney Company, Inc.                          5,937,123
    300,000      Kmart Corp.*                                       3,637,500
     45,000      Tandy Corp.                                        2,255,625
                                                                  -----------
                                                                   11,830,248
                                                                  -----------
 Technology: 2.8%
     70,400      Autodesk, Inc.                                     2,182,400
     43,000      International Business Machines Corp.              5,907,125
     33,400      Millipore Corp.                                    1,415,325
                                                                  -----------
                                                                    9,504,850
                                                                  -----------
 Telecommunications: 0.7%
     69,000      MCI Communications                                 2,458,125
                                                                  -----------
 Transportation: 0.4%
     17,491      Delta Air Lines, Inc.                              1,471,430
                                                                  -----------

                 Total Common Stock
                   (Cost $123,460,459)                            207,404,485
                                                                  -----------

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--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1997


  Shares/                                                         Market Value
  Par(000)                                                          (Note 1)
--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK: 2.4%
     32,300      Conseco Inc., $4.28 Cvt. Pfd., Series E          $ 4,089,988
     75,000      Host Marriott Financial Trust                      4,237,500
                                                                  -----------

                 Total Convertible Preferred Stock
                   (Cost $5,724,337)                                8,327,488
                                                                  -----------

 PREFERRED SECURITIES: 0.7%
    100,000      Conseco Financial Trust
                   (Cost $2,500,000)                                2,512,500
                                                                  -----------

 CONVERTIBLE BONDS: 1.6%
     $2,000      Capstone Capital Corp., Cvt. Deb.,
                   6.55%, 3/14/02                                   1,830,000
        339      Richardson Electronics, Cvt. Deb.,
                   7.25%, 12/15/06                                    276,285
      1,661      Richardson Electronics, Cvt. Deb.,
                   8.25%, 6/15/06                                   1,422,231
      2,000      Sizeler Property Investors, Cvt. Deb.,
                   8.00%, 7/15/03                                   1,840,000
                                                                  -----------

                 Total Convertible Bonds
                   (Cost $5,461,496)                                5,368,516
                                                                  -----------

 CORPORATE BONDS: 23.4%
      1,000      American Life Holding Co., Sr Sub Nt,
                   11.25%, 9/15/04                                  1,131,250
      1,000      Caesar's World, 8.875%, 8/15/02                    1,040,000
        873      Chattem, Inc., Sr Sub Deb, 12.75%, 6/15/04           953,753
         --      Chattem, Inc., 1,000 Warrants, Expiring 6/17/99        8,900
      3,000      Conseco, Inc., Nt, 8.125%, 2/15/03                 3,048,750
        700      CSX Corp., Nt, 7.00%, 9/15/02                        695,625
        575      Dillard Dept. Stores, Nt, 7.15%, 9/1/02              571,406
      3,000      Eckerd Corp., Nt, 9.25%, 2/15/04                   3,187,500
        300      Exxon Capital Corp., Nt, 6.50%, 7/15/99              298,875
      2,000      FMC Corp., Nt, 8.75%, 4/1/99                       2,050,000
      1,000      Fund America Enterprise, Nt, 7.75%, 2/1/03           990,000
      4,500      HMH Properties, Nt, 9.50%, 5/15/05                 4,590,000
      3,000      Host Marriott Travel Plaza, Nt, 9.50%, 5/15/05     3,060,000

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--------------------------------------------------------------------------------



    Par                                                          Market Value
   (000)                                                           (Note 1)
--------------------------------------------------------------------------------
 CORPORATE BONDS (concluded)
     $2,775      ITT Corp., Nt, 6.25%, 11/15/00                   $ 2,684,813
      2,000      ITT Corp., Nt, 6.75%, 11/15/03                     1,905,000
      2,000      John Q. Hammons Hotels LP, Nt,
                   8.875%, 2/15/04                                  1,982,500
      2,000      Jordan Industries, Nt, 10.375%, 8/1/03             1,982,500
      5,000      J.P. Morgan, Nt, 6.875%, 1/15/07                   4,831,250
      2,200      Lockheed Martin Corp., Nt, 6.85%, 5/15/01          2,180,750
      2,500      Lockheed Martin Corp., Nt, 7.25%, 5/15/06          2,471,875
      5,000      LodgeNet Entertainment, Nt, 10.25%, 12/15/06       4,925,000
      1,285      Markel Corp., Nt, 7.25%, 11/1/03                   1,270,544
      2,500      Marriott International, 6.75%, 12/15/03            2,396,875
      2,100      Marriott International, 7.875%, 4/15/05            2,121,000
      1,100      Masco Corp., Nt, 6.625%, 9/15/99                   1,095,875
      1,000      Masco Corp., Nt, 6.125%, 9/15/03                     938,750
      2,000      McDonnell Douglas Corp., Nt, 6.875%, 11/1/06       1,927,500
      2,000      MCI Communications, Nt, 6.25%, 3/23/99             1,985,000
        500      MCI Communications, Nt, 7.50%, 8/20/04               509,375
      2,100      Millipore Corp., Nt, 7.20%, 4/1/02                 2,089,500
      2,100      Millipore Corp., Nt, 7.50%, 4/1/07                 2,085,468
      2,000      Nabisco, Inc., 6.70%, 6/15/02                      1,945,000
        500      New England Telephone & Telegraph, Nt,
                   6.15%, 9/1/99                                      494,375
      1,000      Noble Drilling Company, Nt, 9.25%, 10/1/03         1,053,750
        500      PepsiCo, Inc., Nt, 6.25%, 9/1/99                     495,625
        325      Petroleum Heat & Power, Nt, 12.25%, 2/1/05           354,656
      2,000      Petroleum Heat & Power, Nt, 9.375%, 2/1/06         1,897,500
      4,000      Premier Parks, Nt, 9.75%, 1/15/07                  4,130,000
      2,000      RJR Nabisco Inc., Nt, 7.625%, 9/15/03              1,905,000
      1,500      Salomon, Inc., Nt, 7.125%, 8/1/99                  1,507,500
      1,000      Tektronix, Inc., Nt, 7.50%, 8/1/03                   990,000
      1,000      Tenneco, Inc., Nt, 8.075%, 10/1/02                 1,035,000
      1,000      Travelers Group, Inc., Nt, 6.125%, 6/15/00           970,000
      1,000      Union Pacific Co., 6.25%, 3/15/99                    988,750
      1,660      USG Corp., 8.50%, 8/1/05                           1,678,675
        500      Xerox Corp., Nt, 7.15%, 8/1/04                       496,250
                                                                   ----------
                 Total Corporate Bonds
                   (Cost $80,723,099)                              80,951,715
                                                                   ----------

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--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               March 31, 1997


    Par                                                           Market Value
   (000)                                                            (Note 1)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY SECURITIES: 4.0%
     $1,000      Federal National Mortgage Assoc., 7.6%, 5/24/06   $  985,940
                                                                   ----------

                 U.S. Treasury Notes
      3,000        5.125%, 2/28/98                                  2,975,880
      3,000        5.875%, 2/28/99                                  2,972,400
      3,000        6.25%, 5/31/00                                   2,969,220
      4,000        6.125%, 12/31/01                                 3,900,840
                                                                   ----------
                                                                   12,818,340
                                                                   ----------
                 Total U.S. Government Securities
                   (Cost $13,906,131)                              13,804,280
                                                                   ----------

 REPURCHASE AGREEMENT: 6.8%
     23,392      Goldman Sachs & Co., 6.25%
                   Dated 3/31/97, to be repurchased on
                   4/1/97, collateralized by U.S. Treasury
                   Notes with a market value of $23,860,630.
                   (Cost $23,392,000)                            $ 23,392,000
                                                                 ------------

 Total Investment In Securities: 98.9%
  (Cost $255,167,522)**                                           341,760,984

 Other Assets in Excess of Liabilities, Net: 1.1%                   3,664,622
                                                                 ------------

 Net Assets: 100.0%                                              $345,425,606
                                                                 ============

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------


                                                                  Market Value
                                                                    (Note 1)
--------------------------------------------------------------------------------
 Net Asset Value and Redemption Price Per:
  Class A Share
    ($278,130,436 / 16,228,513 shares outstanding)                     $17.14
                                                                       ======
   Class B Share
    ($17,311,481 / 1,008,822 shares outstanding)                       $17.16+
                                                                       ======
   Class D Share
    ($15,212,749 / 889,149 shares outstanding)                         $17.11++
                                                                       ======
  Institutional Share
    ($34,770,940 / 2,013,930 shares outstanding)                       $17.27
                                                                       ======
Maximum Offering Price Per:
  Class A Share ($17.14 / .955)                                        $17.95
                                                                       ======
  Class B Share                                                        $17.16
                                                                       ======
  Institutional Share                                                  $17.27
                                                                       ======

------------
 *   Non-income producing security.
**   Also aggregate cost for federal tax purposes.
 + Redemption value is $16.47 following 4% maximum contingent deferred sales charge.
++ Redemption value is $16.94 following 1% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

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--------------------------------------------------------------------------------
Statement of Operations

                                                                   For the
                                                                  Year Ended
                                                                   March 31,
--------------------------------------------------------------------------------
                                                                     1997
Investment Income (Note 1):
   Interest                                                       $ 6,100,648
   Dividends                                                        4,215,000
                                                                  -----------
            Total income                                           10,315,648
                                                                  -----------

Expenses:
   Investment advisory fee (Note 2)                                 2,227,355
   Distribution fee (Note 2)                                          747,486
   Transfer agent fee (Note 2)                                        105,449
   Registration fees                                                   85,812
   Accounting fee (Note 2)                                             80,766
   Miscellaneous                                                       68,067
   Printing and postage                                                53,700
   Legal                                                               51,314
   Custodian fee                                                       42,540
   Audit                                                               32,040
   Director's fees                                                     19,242
   Pricing fee                                                         11,041
   Organizational expense (Note 1)                                     10,202
                                                                  -----------
            Total expenses                                          3,535,014
                                                                  -----------
   Net investment income                                            6,780,634
                                                                  -----------

Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                     4,707,093
   Change in unrealized appreciation or depreciation of
     investments                                                   34,681,754
                                                                  -----------
   Net gain on investments                                         39,388,847
                                                                  -----------

Net increase in net assets resulting from operations              $46,169,481
                                                                  ===========

                       See Notes to Financial Statements.

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--------------------------------------------------------------------------------
Statement of Changes in Net Assets



                                                   For the Year Ended March 31,
--------------------------------------------------------------------------------
                                                       1997            1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                           $  6,780,634    $  5,157,897
   Net realized gain from security transactions       4,707,093       4,755,355
   Change in unrealized appreciation or
     depreciation of investments                     34,681,754      37,398,630
                                                   ------------    ------------
   Net increase in net assets resulting
     from operations                                 46,169,481      47,311,882
                                                   ------------    ------------
Distributions to Shareholders from:
   Net investment income:
     Class A Shares                                  (5,070,551)     (4,710,084)
     Class B Shares                                    (119,491)        (25,557)
     Class D Shares                                    (280,846)       (319,956)
     Institutional Shares                              (391,368)        (19,252)
   Net realized short-term gains:
     Class A Shares                                          --        (517,708)
     Class B Shares                                          --          (7,307)
     Class D Shares                                          --         (37,816)
     Institutional Shares                                    --         (12,834)
   Net realized long-term gains:
     Class A Shares                                    (874,810)     (4,012,860)
     Class B Shares                                     (38,817)        (52,673)
     Class D Shares                                     (53,442)       (298,195)
     Institutional Shares                               (71,368)        (76,965)
                                                   ------------    ------------
   Total distributions                               (6,900,693)    (10,091,207)
                                                   ------------    ------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                     100,059,836      51,325,277
   Value of shares issued in reinvestment
     of dividends                                     6,063,887       9,094,751
   Cost of shares repurchased                       (29,688,897)    (26,963,230)
                                                   ------------    ------------
   Increase in net assets derived from
     capital share transactions                      76,434,826      33,456,798
                                                   ------------    ------------
   Total increase in net assets                     115,703,614      70,677,473

Net Assets:
   Beginning of year                                229,721,992     159,044,519
                                                   ------------    ------------
   End of year                                     $345,425,606    $229,721,992
                                                   ============    ============

                       See Notes to Financial Statements.

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--------------------------------------------------------------------------------
Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                                             For the Year Ended
                                                                 March 31,
--------------------------------------------------------------------------------
                                                                    1997

Per Share Operating Performance:
   Net asset value at beginning of period                         $  14.68
                                                                  --------
Income from Investment Operations:
   Net investment income                                              0.39
   Net realized and unrealized gain/(loss)
     on investments                                                   2.49
                                                                  --------
   Total from Investment Operations                                   2.88
                                                                  --------
Less Distributions:

   Distributions from net investment income
     and net realized short-term gains                               (0.36)
   Distributions from net realized
     long-term gains                                                 (0.06)
                                                                  --------
   Total distributions                                               (0.42)
                                                                  --------
   Net asset value at end of period                               $  17.14
                                                                  ========
Total Return(2)                                                      19.90%
Ratios to Average Daily Net Assets:
   Expenses(3)                                                        1.27%
   Net investment income(4)                                           2.51%
Supplemental Data:
   Net assets at end of period (000)                              $278,130
   Portfolio turnover rate                                              13%
   Average commissions per share                                  $  0.066(6)


------------
(1)  Commencement of operations.
(2)  Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.40%, 1.38% and 1.70% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 3.02%, 3.11% and 2.53% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(5)  Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS VALUE BUILDER FUND

------------------------------------------------------------------------------------------------------------
                                                                                             For the Period
                                                                                            June 15, 1992(1)
                                                                                                through
                                                        For the Year Ended March 31,            March 31,
------------------------------------------------------------------------------------------------------------
                                                   1996             1995             1994         1993
Per Share Operating Performance:
   Net asset value at beginning of period         $ 12.02          $ 11.23         $ 11.25       $ 10.00
                                                  -------          -------         -------       -------
Income from Investment Operations:
   Net investment income                             0.36             0.35            0.40          0.18
   Net realized and unrealized gain/(loss)
     on investments                                  3.03             0.80           (0.04)         1.18
                                                  -------          -------         -------       -------
   Total from Investment Operations                  3.39             1.15            0.36          1.36
                                                  -------          -------         -------       -------
Less Distributions:

   Distributions from net investment income
     and net realized short-term gains              (0.41)           (0.35)          (0.38)        (0.11)
   Distributions from net realized
     long-term gains                                (0.32)           (0.01)             --            --
                                                  -------          -------         -------       -------
   Total distributions                              (0.73)           (0.36)          (0.38)        (0.11)
                                                  -------          -------         -------       -------
   Net asset value at end of period               $ 14.68          $ 12.02         $ 11.23       $ 11.25
                                                  =======          =======         =======       =======
Total Return(2)                                     28.86%           10.57%           3.14%        13.73%
Ratios to Average Daily Net Assets:
   Expenses(3)                                       1.31%            1.35%           1.35%         1.35%(5)
   Net investment income(4)                          2.72%            3.07%           3.14%         2.88%(5)
Supplemental Data:
   Net assets at end of period (000)              $200,020        $146,986        $131,097       $83,535
   Portfolio turnover rate                              15%             18%              8%            8%
   Average commissions per share                        --              --              --            --


                       See Notes to Financial Statements.

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--------------------------------------------------------------------------------
Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                                 For the Year
                                                                     Ended
                                                                   March 31,
--------------------------------------------------------------------------------
                                                                     1997

Per Share Operating Performance:
   Net asset value at beginning of period                           $ 14.71
                                                                    -------
Income from Investment Operations:

   Net investment income                                               0.26
   Net realized and unrealized gain
      on investments                                                   2.51
                                                                    -------
   Total from Investment Operations                                    2.77
                                                                    -------
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains                               (0.26)
   Distributions from net realized long-term gains                    (0.06)
                                                                    -------
   Total distributions                                                (0.32)
                                                                    -------
   Net asset value at end of period                                 $ 17.16
                                                                    =======
Total Return(2)                                                       19.00%

Ratios to Average Daily Net Assets:

   Expenses(3)                                                         2.02%
   Net investment income(4)                                            1.84%

Supplemental Data:
   Net assets at end of period (000)                                $17,311
   Portfolio turnover rate                                               13%
   Average commissions per share                                    $ 0.066(6)


------------
(1)  Commencement of operations.
(2)  Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 2.17% (annualized) for the period ended March 31, 1995.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.87% (annualized) for the period ended March 31, 1995.
(5)  Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                 For the Period
                                                  For the Year   Jan. 3, 1995(1)
                                                      Ended          through
                                                    March 31,       March 31,
--------------------------------------------------------------------------------
                                                      1996            1995
Per Share Operating Performance:
   Net asset value at beginning of period            $12.01           $11.14
                                                     ------           ------
Income from Investment Operations:

   Net investment income                               0.21             0.08
   Net realized and unrealized gain
      on investments                                   3.05             0.79
                                                     ------           ------
   Total from Investment Operations                    3.26             0.87
                                                     ------           ------

Less Distributions:
   Distributions from net investment
      income and net realized short-term
      gains                                           (0.24)              --
   Distributions from net realized
      long-term gains                                 (0.32)              --
                                                     ------           ------
   Total distributions                                (0.56)              --
                                                     ------           ------
   Net asset value at end of period                  $14.71           $12.01
                                                     ======           ======
Total Return(2)                                       27.89%            7.81%

Ratios to Average Daily Net Assets:

   Expenses(3)                                         2.06%            2.10%(5)
   Net investment income(4)                            1.97%            2.94%(5)

Supplemental Data:
   Net assets at end of period (000)                 $4,178          $   341
   Portfolio turnover rate                               15%              18%
   Average commissions per share                         --               --


                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights--Class D Shares
(For a share outstanding throughout each period)


                                                             For the Year Ended
                                                                 March 31,
-------------------------------------------------------------------------------
                                                                    1997

Per Share Operating Performance:
   Net asset value at beginning of period                       $  14.66
                                                                --------
Income from Investment Operations:
   Net investment income                                            0.35
   Net realized and unrealized gain/
     (loss) on investments                                          2.47
                                                                --------
   Total from Investment Operations                                 2.82
                                                                --------
Less Distributions:
   Distributions from net investment
     income and net realized short-term
     gains                                                         (0.31)
   Distributions from net realized long-term
     gains                                                         (0.06)
                                                                --------
   Total distributions                                             (0.37)
                                                                --------
   Net asset value at end of period                             $  17.11
                                                                ========
Total Return(2)                                                    19.46%
Ratios to Average Daily Net Assets:
   Expenses(3)                                                      1.62%
   Net investment income(4)                                         2.15%
Supplemental Data:
   Net assets at end of period (000)                            $ 15,213
   Portfolio turnover rate                                            13%
   Average commissions per share                                $  0.066(6)

------------
(1)  Commencement of operations.
(2)  Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.74%, 1.73% and 1.93% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.68%, 2.76% and 2.60% (annualized) for the years ended March 31, 1995, 1994 and the period ended March 31, 1993, respectively.
(5)  Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                                                 For the Period
                                                                                                 Nov. 9, 1992(1)
                                                                                                     through
                                                             For the Year Ended March 31,            March 31,
----------------------------------------------------------------------------------------------------------------
                                                          1996           1995           1994           1993
Per Share Operating Performance:
   Net asset value at beginning of period               $ 12.01        $ 11.22        $ 11.24         $10.45
                                                        -------        -------        -------         ------
Income from Investment Operations:
   Net investment income                                   0.33           0.31           0.36           0.14
   Net realized and unrealized gain/(loss)
     on investments                                        3.02           0.80          (0.04)          0.74
                                                        -------        -------        -------         ------
   Total from Investment Operations                        3.35           1.11           0.32           0.88
                                                        -------        -------        -------         ------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                    (0.38)         (0.31)         (0.34)         (0.09)
   Distributions from net realized long-term gains        (0.32)         (0.01)            --            --
                                                        -------        -------        -------         ------
   Total distributions                                    (0.70)         (0.32)         (0.34)         (0.09)
                                                        -------        -------        -------         ------
   Net asset value at end of period                     $ 14.66        $ 12.01        $ 11.22         $11.24
                                                        =======        =======        =======         ======
Total Return(2)                                           28.44%         10.18%          2.78%          9.00%
Ratios to Average Daily Net Assets:
   Expenses(3)                                             1.66%          1.70%          1.70%          1.70%(5)
   Net investment income(4)                                2.37%          2.72%          2.79%          2.83%(5)
Supplemental Data:
   Net assets at end of period (000)                   $ 13,757        $11,717        $11,051         $6,285
   Portfolio turnover rate                                   15%            18%             8%             8%
   Average commissions per share                             --             --             --             --


                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights--Institutional Shares
(For a share outstanding throughout each period)
                                                                 For the Period
                                               For the           Nov. 2, 1995(1)
                                              Year Ended             through
                                               March 31,            March 31,
--------------------------------------------------------------------------------
                                                 1997                 1996
Per Share Operating Performance:
   Net asset value at beginning of period       $ 14.77              $ 13.89
                                                -------              -------
Income from Investment Operations:
   Net investment income                           0.41                 0.13
   Net realized and unrealized gain
      on investments                               2.53                 1.17
                                                -------              -------
   Total from Investment Operations                2.94                 1.30
                                                -------              -------
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains           (0.38)               (0.10)
   Distributions from net realized
      long-term gains                             (0.06)               (0.32)
                                                -------              -------
   Total distributions                            (0.44)               (0.42)
                                                -------              -------
   Net asset value at end of period             $ 17.27              $ 14.77
                                                =======              =======
Total Return                                      20.24%               21.12%

Ratios to Average Daily Net Assets:
   Expenses                                        1.02%                1.03%(2)
   Net investment income                           2.83%                2.89%(2)

Supplemental Data:
   Net assets at end of period (000)            $34,771              $11,768
   Portfolio turnover rate                           13%                  15%
   Average commissions per share                 $ 0.066(3)               --

------------
(1)  Commencement of operations.
(2)  Annualized.
(3) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.


                       See Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Notes to Financial Statements


NOTE 1--Significant Accounting Policies

     Flag Investors Value Builder Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on March 5, 1992, commenced operations June 15, 1992. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. Its objective is to seek long-term growth of capital and current income through diversified investments in a professionally managed balanced portfolio of equity and debt securities.

     The Fund consists of four share classes:  Class A Shares,  which  commenced
June 15, 1992; Class D Shares (formerly Class B Shares), which commenced November 9, 1992; Class B Shares, which commenced January 3, 1995; and Institutional Shares, which commenced November 2, 1995. The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

     The Class A, Class B and Class D Shares are subject to different sales charges. The Class A Shares have a front-end sales charge, the Class B Shares have a contingent deferred sales charge and the Class D Shares have both a front-end sales charge and a contingent deferred sales charge. The Institutional Shares do not have a front-end sales charge or a contingent deferred sales charge. In addition, each class has a different distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1--concluded

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period from the Fund's commencement of operations.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

     As compensation for its subadvisory services, ICC pays ABIM a fee from its advisory fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million and 0.50% of the amount over $200 million.

     ICC has agreed to reduce its aggregate fees so that ordinary Fund expenses for any fiscal year do not exceed 1.35% of the Class A Shares' average daily net assets, 2.10% of the Class B Shares' average daily net assets, 1.70% of the Class D Shares' average daily net assets and 1.10% of the Institutional Shares' average daily net assets. No fees were reduced for the year ended March 31, 1997.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $80,766 for accounting services for the year ended March 31, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $105,449 for transfer agent services for the year ended March 31, 1997.

     As compensation for providing distribution services, the Fund pays Alex. Brown & Sons Incorporated ("Alex. Brown") an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets, 1.00% (includes 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets and 0.60% of the Class D Shares' average daily net assets. For the year ended March 31, 1997, distribution fees aggregated $747,486, of which $575,090 was attributable to the Class A Shares, $85,517 was attributable to the Class B Shares and $86,879 was attributable to the Class D Shares. The Fund did not pay Alex. Brown any commissions for the year ended March 31, 1997.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--concluded

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1997 was $10,628, and the accrued liability was $25,784.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (20 million Class A, 5 million Class B, 5 million Institutional, 3 million Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                                        Class A Shares
                                              ----------------------------------
                                                 For the              For the
                                                Year Ended          Year Ended
                                              March 31, 1997      March 31, 1996
                                              --------------      --------------

Shares sold...................................     3,858,982          2,645,585
Shares issued to shareholders on
   reinvestment of dividends..................       330,808            611,385
Shares redeemed...............................    (1,584,547)        (1,862,910)
                                                ------------       ------------
Net increase in shares outstanding............     2,605,243          1,394,060
                                                ============       ============
Proceeds from sale of shares..................  $ 64,502,359       $ 36,567,203
Value of reinvested dividends.................     5,229,071          8,303,476
Cost of shares redeemed.......................   (25,438,783)       (25,776,184)
                                                ------------       ------------
Net increase from capital share transactions..  $ 44,292,647       $ 19,094,495
                                                ============       ============


                                                         Class B Shares
                                               ---------------------------------
                                                    For the           For the
                                                   Year Ended       Year Ended
                                                 March 31, 1997   March 31, 1996
                                               -----------------  --------------

Shares sold...................................       754,825         252,563
Shares issued to shareholders on
   reinvestment of dividends..................         8,887           5,788
Shares redeemed...............................       (38,898)         (2,754)
                                                 -----------      ----------
Net increase in shares outstanding............       724,814         255,597
                                                 ===========      ==========

Proceeds from sale of shares..................   $12,645,227      $3,471,865
Value of reinvested dividends.................       144,638          79,812
Cost of shares redeemed.......................      (635,497)        (39,242)
                                                 -----------      ----------
Net increase from capital share transactions..   $12,154,368      $3,512,435
                                                 ===========      ==========

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------


                                                         Class D Shares
                                                 -------------------------------
                                                    For the           For the
                                                   Year Ended       Year Ended
                                                 March 31, 1997   March 31, 1996
                                                 --------------   --------------
Shares sold....................................            --               --
Shares issued to shareholders on
   reinvestment of dividends...................        19,676           45,398
Shares redeemed................................       (68,822)         (82,585)
                                                  -----------     ------------
Net decrease in shares outstanding.............       (49,146)         (37,187)
                                                  ===========     ============

Proceeds from sale of shares...................   $        --     $         --
Value of reinvested dividends..................       311,352          616,247
Cost of shares redeemed........................    (1,071,231)      (1,105,221)
                                                  -----------     ------------
Net decrease from capital share transactions...   $  (759,879)    $   (488,974)
                                                  ===========     ============


                                                  Institutional Shares
                                            -------------------------------
                                                             For the Period
                                                For the       Nov. 2, 1995*
                                              Year Ended         through
                                            March 31, 1997   March 31, 1996
                                            --------------   --------------
Shares sold...................................   1,343,738         793,108
Shares issued to shareholders on
   reinvestment of dividends..................      23,612           6,860
Shares redeemed...............................    (150,351)         (3,037)
                                               -----------     -----------
Net increase in shares outstanding............   1,216,999         796,931
                                               ===========     ===========

Proceeds from sale of shares.................. $22,912,250     $11,286,209
Value of reinvested dividends.................     378,826          95,216
Cost of shares redeemed.......................  (2,543,386)        (42,583)
                                               -----------     -----------
Net increase from capital share transactions.. $20,747,690     $11,338,842
                                               ===========     ===========

-------------
*Commencement of operations.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $79,767,274 and sales of investment securities aggregated $28,149,581 for the year ended March 31, 1997. Purchases of U.S. government obligations aggregated $10,920,000 and sales of U.S. government obligations aggregated $4,994,843 for the period.

     On March 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $89,444,695 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $2,851,233.

NOTE 5--Net Assets

     On March 31, 1997, net assets consisted of:

Paid-in capital:
   Class A Shares...............................................    $195,270,863
   Class B Shares...............................................      15,993,831
   Class D Shares...............................................       9,448,443
   Institutional Shares.........................................      32,084,870
Accumulated net realized gain from security transactions........       3,856,762
Unrealized appreciation of investments..........................      86,593,462
Undistributed net investment income.............................       2,177,375
                                                                    ------------
                                                                    $345,425,606
                                                                    ============

NOTE 6--Shareholder Meeting

     On March 7, 1997, the Flag Investors Value Builder Fund held a special meeting for its shareholders. During the meeting, shareholders elected the following Directors: Truman T. Semans, Charles W. Cole, Jr., James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel and Carl W. Vogt.

NOTE 7--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Report of Independent Accountants


To the Shareholders and Directors of
Flag Investors Value Builder Fund, Inc.

     We have audited the accompanying statement of net assets of Flag Investors Value Builder Fund, Inc. as of March 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flag Investors Value Builder Fund, Inc. as of March 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


Philadelphia, Pennsylvania
May 2, 1997

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Directors and Officers

                                TRUMAN T. SEMANS
                                    Chairman

                              CHARLES W. COLE, JR.
                                    Director

                                JAMES J. CUNNANE
                                    Director

                                Richard T. Hale
                                    Director

                                JOHN F. KROEGER
                                    Director

                                 LOUIS E. LEVY
                                    Director

                               EUGENE J. MCDONALD
                                    Director

                                REBECCA W. RIMEL
                                    Director

                               CARL W. VOGT, ESQ.
                                    Director

                             HOBART C. BUPPERT, II
                                   President

                              J. DORSEY BROWN, III
                            Executive Vice President

                                  LEE S. OWEN
                            Executive Vice President

                                BRUCE E. BEHRENS
                                 Vice President

                                GARY V. FEARNOW
                                 Vice President

                               EDWARD J. VEILLEUX
                                 Vice President

                                SCOTT J. LIOTTA
                          Vice President and Secretary

                               JOSEPH A. FINELLI
                                   Treasurer

                               LAURIE D. COLLIDGE
                              Assistant Secretary


Investment Objective

A balanced mutual fund designed to maximize total return through a combination of long-term growth of capital and current income.

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


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



    This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

    For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             [FLAG INVESTORS LOGO]
                                 FLAG INVESTORS



                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED